Investment properties (Details 4) - Level 3 [Member] - Shopping Malls in Argentina [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Fair value of investment properties, valuation technique	Discounted cash flows
Discount rate [Member]
Statement [Line Items]
Fair value investment properties, range		14.53%		12.18%
Fair value investment properties, increase	$ (5,864)	$ (6,297)	$ (10,474)
Fair value investment properties, decrease	6,890	7,525	12,825
Growth rate [Member]
Statement [Line Items]
Fair value investment properties, increase	2,636	2,884	4,993
Fair value investment properties, decrease	(2,234)	$ (2,414)	(4,077)
Fair value investment properties, range		2.40%		2.30%
Inflation [Member]
Statement [Line Items]
Fair value investment properties, increase	10,516	$ 13,399	21,803
Fair value investment properties, decrease	(8,704)	(11,052)	(17,936)
Devaluation [Member]
Statement [Line Items]
Fair value investment properties, increase	(7,758)	(7,145)	(10,136)
Fair value investment properties, decrease	$ 9,482	$ 8,732	$ 12,389